LEASES (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Opening Balance		$ 9,607,116	$ 9,542,335
Changes
Additions		771,440	845,363
Business combination		30,276	689
Disposals		(8,912)	(12,297)
Withdrawals		(22,728)	(15,467)
Depreciation		(638,645)	(635,264)
Increase (decrease) through net exchange differences		(112,017)	70,717
Reclassification from lease to Property, plant and equipment		292	455
Increase (decrease) through others		0	0
Reclassification of assets held for sale		8,399	(68,964)
Total changes		2,955	64,781
Closing balance		9,610,071	9,607,116
Land [Member]
Statement [Line Items]
Opening Balance		882,222	893,237
Changes
Additions		34,531	20,611
Business combination		29,972	0
Disposals		(524)	(2,348)
Withdrawals		(139)	(266)
Depreciation		0	0
Increase (decrease) through net exchange differences		(22,583)	9,635
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		11,455	0
Reclassification of assets held for sale		(3,601)	(38,647)
Total changes		49,111	(11,015)
Closing balance		931,333	882,222
Buildings [member]
Statement [Line Items]
Opening Balance		3,774,756	2,085,868
Changes
Additions		10,667	41,435
Business combination		274	19
Disposals		(5,091)	(1,669)
Withdrawals		(3,416)	(1,533)
Depreciation		(222,523)	(218,546)
Increase (decrease) through net exchange differences		(16,113)	14,069
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		125,834	1,881,380
Reclassification of assets held for sale		0	(5,384)
Total changes		(111,450)	1,688,888
Closing balance		3,663,306	3,774,756
Plant and equipment [member]
Statement [Line Items]
Opening Balance		4,074,957	2,760,925
Changes
Additions		59,509	63,303
Business combination		14	428
Disposals		(1,681)	(7,087)
Withdrawals		(14,129)	(11,957)
Depreciation		(393,772)	(394,057)
Increase (decrease) through net exchange differences		(42,634)	41,432
Reclassification from lease to Property, plant and equipment		292	455
Increase (decrease) through others		322,902	1,717,243
Reclassification of assets held for sale		0	(17,628)
Total changes		(90,638)	1,314,032
Closing balance		3,984,319	4,074,957
IT Equipment [member]
Statement [Line Items]
Opening Balance		42,659	22,642
Changes
Additions		687	1,135
Business combination		0	0
Disposals		(43)	(839)
Withdrawals		(158)	(14)
Depreciation		(8,504)	(8,954)
Increase (decrease) through net exchange differences		(394)	177
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		7,038	29,160
Reclassification of assets held for sale		0	(326)
Total changes		(1,409)	20,017
Closing balance		41,250	42,659
Motor vehicles [member]
Statement [Line Items]
Opening Balance		50,678	45,927
Changes
Additions		4,107	5,379
Business combination		0	2
Disposals		(914)	(107)
Withdrawals		(251)	(24)
Depreciation		(9,476)	(8,852)
Increase (decrease) through net exchange differences		(2,624)	1,441
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		15,551	32,432
Reclassification of assets held for sale		0	(4,388)
Total changes		4,066	4,751
Closing balance		54,744	50,678
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance		157,625	130,030
Changes
Additions		33,279	26,784
Business combination		4	227
Disposals		0	0
Withdrawals		(741)	0
Depreciation		(1,297)	(1,430)
Increase (decrease) through net exchange differences		(4,402)	1,200
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		619	814
Reclassification of assets held for sale		12,000	0
Total changes		39,462	27,595
Closing balance		197,087	157,625
Right-of-use assets [member]
Statement [Line Items]
Opening Balance		600,361	306,487
Changes
Additions		361,421	376,259
Business combination			231
Disposals		(2,604)
Withdrawals		(717)	(16,484)
Depreciation	[1]	(75,418)	(61,873)
Increase (decrease) through net exchange differences		(111,218)	12,916
Reclassification from lease to Property, plant and equipment		(292)	(455)
Increase (decrease) through others		353	588
Reclassification of assets held for sale			(17,308)
Total changes		171,525	293,874
Closing balance		771,886	600,361
Right-of-use assets [member] | Land [Member]
Statement [Line Items]
Opening Balance		460,386	195,290
Changes
Additions		280,671	307,524
Business combination			0
Disposals		0
Withdrawals		0	(14,191)
Depreciation	[1]	(31,792)	(23,759)
Increase (decrease) through net exchange differences		(110,574)	12,816
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		410	14
Reclassification of assets held for sale			(17,308)
Total changes		138,715	265,096
Closing balance		599,101	460,386
Right-of-use assets [member] | Buildings [member]
Statement [Line Items]
Opening Balance		16,412	16,731
Changes
Additions		8,385	5,196
Business combination			231
Disposals		(2,474)
Withdrawals		(539)	(23)
Depreciation	[1]	(5,604)	(5,666)
Increase (decrease) through net exchange differences		(131)	(29)
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		(57)	(28)
Reclassification of assets held for sale			0
Total changes		(420)	(319)
Closing balance		15,992	16,412
Right-of-use assets [member] | Plant and equipment [member]
Statement [Line Items]
Opening Balance		60,993	66,709
Changes
Additions		9,103	31
Business combination			0
Disposals		0
Withdrawals		0	(242)
Depreciation	[1]	(6,641)	(5,526)
Increase (decrease) through net exchange differences		(353)	21
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		0	0
Reclassification of assets held for sale			0
Total changes		2,109	(5,716)
Closing balance		63,102	60,993
Right-of-use assets [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance		186	157
Changes
Additions		511	186
Business combination			0
Disposals		0
Withdrawals		0	(21)
Depreciation	[1]	(204)	(147)
Increase (decrease) through net exchange differences		(101)	9
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		0	2
Reclassification of assets held for sale			0
Total changes		206	29
Closing balance		392	186
Right-of-use assets [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance		50,869	24,437
Changes
Additions		58,954	53,171
Business combination			0
Disposals		(130)
Withdrawals		(178)	(1,381)
Depreciation	[1]	(28,977)	(25,978)
Increase (decrease) through net exchange differences		(74)	99
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		0	521
Reclassification of assets held for sale			0
Total changes		29,595	26,432
Closing balance		80,464	50,869
Right-of-use assets [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance		11,515	3,163
Changes
Additions		3,797	10,151
Business combination			0
Disposals		0
Withdrawals		0	(626)
Depreciation	[1]	(2,200)	(797)
Increase (decrease) through net exchange differences		15	0
Reclassification from lease to Property, plant and equipment		(292)	(455)
Increase (decrease) through others		0	79
Reclassification of assets held for sale			0
Total changes		1,320	8,352
Closing balance		$ 12,835	$ 11,515

[1]	The amount of depreciation related to land leased for plantations is reclassified to biological assets to form part of the formation costs.